ACCOUNTS RECEIVABLES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLES	Accounts receivables, net comprised of the following:
	September 30, 2025	March 31, 2025
Accounts receivables	$467,804	$85,788
Less: Allowance for credit loss	-	-
Total, net	$467,804	$85,788
Accounts receivables, net comprised of the following:
	March 31, 2025	March 31, 2024
Accounts receivables	$85,788	$2,001
Less: Allowance for doubtful accounts	-	-
Total, net	$85,788	$2,001